Earnings Per Share - Additional Information (Detail) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Number of stock awards outstanding but not included in the computation of diluted earnings per common share	660,000	1,003,048	1,007,480	781,215	2,821,000